Future Maturities Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Debt Disclosure [Abstract]
2013	$ 40
2014	281
2015	1,813
2016	1,035
2017	4
Thereafter	1,307
Long-term debt	$ 4,480